Long Term Debt - Schedule of Long Term Debt (Details) (10-Q) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Long term borrowings		$ 925,000
Less: unamortized debt discounts	$ (538,972)	(885,271)	0
Long term debt	386,028	39,729
Long Term Debt [Member]
Long term borrowings	$ 925,000	$ 925,000